Investment Securities - Amortized Cost and Estimated Fair Value of Investments in Debt Securities by Contractual Maturity (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Available-for-sale Securities, Debt Maturities, Estimated Fair Value [Abstract]
Estimated Fair Value	$ 1,176,266	$ 1,114,454
Available-for-sale Securities, Debt Maturities, after Ten Years, Amortized Cost Basis	123,750
Available-for-sale Securities, Debt Maturities, after Ten Years, Fair Value	110,756
Available for Sale Securities Debt Maturities After Ten Years Weighted Avg Yield	1.70%
Held-to-maturity Securities, Debt Maturities, Amortized Cost [Abstract]
Total	182,061	401,390
Held-to-maturity Securities, Debt Maturities, Estimated Fair Value [Abstract]
Total	187,402	410,705
Obligations of U.S. Treasury and other U.S. Government sponsored entities
Available-for-sale Securities, Debt Maturities, Amortized Cost [Abstract]
Due one through five years	50,000
Due five through ten years	396,882
Total	570,632
Available-for-sale Securities, Debt Maturities, Estimated Fair Value [Abstract]
Due one through five years	46,800
Due five through ten years	367,580
Estimated Fair Value	525,136	695,727
Available for Sale Securities Weighted Avg Yield	2.20%
Available for Sale Securities Debt Maturities After Five Through Ten Years Weighted Avg Yield	2.40%
Available for Sale Securities Debt Maturities After One Through Five Years Weighted Avg Yield	2.00%
Obligations of States and Political Subdivisions
Available-for-sale Securities, Debt Maturities, Estimated Fair Value [Abstract]
Estimated Fair Value		1,003
Held-to-maturity Securities, Debt Maturities, Amortized Cost [Abstract]
Due within one year	240
Total	240	570
Held-to-maturity Securities, Debt Maturities, Estimated Fair Value [Abstract]
Due within one year	241
Total	241	572
Held to Maturity Securities weighted avg yield	4.50%
Held to Maturity Securities Debt Maturities Within One Year Weighted Avg Yield	4.50%
U.S. Government sponsored entity asset-backed securities
Available-for-sale Securities, Debt Maturities, Amortized Cost [Abstract]
Total	650,391
Available-for-sale Securities, Debt Maturities, Estimated Fair Value [Abstract]
Estimated Fair Value	648,471	415,502
Available for Sale Securities Weighted Avg Yield	2.50%
Held-to-maturity Securities, Debt Maturities, Amortized Cost [Abstract]
Total	181,821	400,820
Held-to-maturity Securities, Debt Maturities, Estimated Fair Value [Abstract]
Total	$ 187,161	$ 410,133
Held to Maturity Securities weighted avg yield	3.70%